Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents carrying value - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of cash and cash equivalents carrying value [Abstract]
Cash in banks	$ 3,836	$ 5,077
Short-term bank deposits	3,200	5,548
Total	$ 7,036	$ 10,625	$ 2,828	$ 3,001